Significant Accounting Policies (Details) - Schedule of intangible assets with indefinite useful life	12 Months Ended
Dec. 31, 2022
Customer relationships [Member]
Significant Accounting Policies (Details) - Schedule of intangible assets with indefinite useful life [Line Items]
Useful life of intangible asset	Up to 15
Acquired Technology [Member]
Significant Accounting Policies (Details) - Schedule of intangible assets with indefinite useful life [Line Items]
Useful life of intangible asset	Up to 10 (mainly 5)